Trade payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Disclosure Of Trade Payables And Accrued Liabilities

	June 30, 2026	December 31, 2025
Trade payables	$841,602	$2,025,759
Accrued liabilities	862,860	597,130
Total trade payables and accrued liabilities	$1,704,462	$2,622,889